Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	68,023
Proposed Maximum Offering Price per Unit	315.765
Maximum Aggregate Offering Price	$ 21,479,282.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,868.70
Offering Note	Note 1.a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of additional shares of common stock of the registrant as may become issuable upon stock splits, stock dividends and similar events. The registrant is hereby registering 68,023 shares of its common stock for resale, consisting of (i) 45,533 shares (the "Closing Shares") issued to the selling stockholders on or about November 10, 2026, in connection with the closing of the transactions contemplated by the Agreement and Plan of Merger, dated as of November 2, 2026, by and among the registrant, two wholly owned merger subsidiaries of the registrant, a privately held company and a stockholder representative, and (ii) an estimated 22,490 additional shares that may become issuable to the selling stockholders after the closing pursuant to the merger agreement (the "Potentially Issuable Shares"), consisting of Holdback Shares, Adjustment Shares, Milestone Shares and Indemnification Shares, in each case as described in the prospectus forming part of this registration statement. Of the Potentially Issuable Shares, 4,462 are estimated Adjustment Shares, reflecting allocation of the adjustment-related share estimate between the selling stockholders and participants under the Change of Control Bonus Plan, with shares allocated to such participants registered separately on Form S-8. The number of Potentially Issuable Shares is based on a good faith estimate of the number of shares issuable pursuant to the merger agreement within the next three years and is not an indication or prediction of how many such shares will ultimately be issued, because the actual number of shares issuable depends on a variety of factors, including post-closing purchase price adjustments, the number of Holdback Shares released, the future trading price of the registrant's common stock, whether the milestones are achieved and whether any indemnification obligations become payable. Note 1.b. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant's common stock as reported on The Nasdaq Global Select Market on November 6, 2026, which was $315.765 per share (such date being within five business days prior to the date this registration statement is expected to be filed with the U.S. Securities and Exchange Commission).